Initial Public Offering - Additional Information (Detail)	6 Months Ended
Dec. 31, 2020 $ / shares shares
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	69,000,000
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	9,000,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50